Non-IFRS measures, Reconciliation of Adjusted EBITDA to Profit/(Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Non-IFRS measures [Abstract]
Profit for the financial period	$ 75,335	$ 259,197	$ 138,525	$ 478,768	$ 774,035
Income tax expense	2,660	1,572	4,079	3,315
Depreciation charge of property, plant and equipment	50,977	54,595	100,502	108,388
Amortisation charge of intangible assets	107	251	212	587
Loss on disposal of assets	0	100	0	100
Share of profit of equity-accounted investees, net of tax	(2,957)	(8,553)	(5,993)	(15,842)
Interest income	(3,424)	(4,479)	(6,084)	(7,284)
Interest expense	12,475	13,215	26,836	29,042
Capitalised financing fees written off	6	0	792	1,663
Other finance (income)/expense	(1,005)	1,185	398	5,398
Adjusted EBITDA	$ 134,174	$ 317,083	$ 259,267	$ 604,135